SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 47 – SUBSEQUENT EVENTS

47.1. Reimbursement of AIC

In January 2022, Eletrobras’ Board of Directors decided to approve the amount of the AIC reimbursable from Ceron, currently Energisa Rondônia, in the amount of R$121,000. In addition, the signing of the AIC Reimbursement Agreement to be entered into by Eletrobras, the distributor and Energisa was also approved. As defined in the Share Purchase Agreement and Other Covenants, Energisa Rondônia will make the payment of the calculated amount of the AIC reimbursable in 60 installments, with the outstanding balance being adjusted by 111% of the SELIC rate.

47.2. Eletronorte capital increase

In January 2022, Eletrobras’ Board of Directors approved the proposal to increase Eletronorte’s capital stock by R$1,930,115, through the issuance of 13,951,250 new registered common shares, to be subscribed and paid in by Eletrobras with the common shares it holds in Norte Energia S.A. (NESA), equivalent to 15% of the capital stock. With this operation, Eletrobras will no longer hold a direct interest in NESA and will instead hold an indirect interest of 49.98%, through its subsidiaries Eletronorte and Chesf.

47.3. Health Benefit Insurance

In January 2022, Chesf and Fachesf signed the 2nd Amendment to the CVNE Agreement-70.2020.2771.00. The 2nd amendment determines the sharing of the necessary structure for the provision of assistance, health and occupational medicine services, resulting from the PAP, under the responsibility of Chesf, and Fachesf-Saúde, under the responsibility of Fachesf, as well as outpatient medical services. The total amount foreseen for the execution of the activities described in this agreement is R$57,875 and corresponds to the costs inherent in the activities foreseen and will be spent during the six months of execution foreseen in this agreement, and the amounts paid monthly according to the performance of the contracted services.

47.4. Leniency Agreement

In February 2022, the Company adhered to the Leniency Agreement for reimbursement purposes in relation to the projects in which it participates, directly or indirectly. Set out below are, the Company’s companies that are being benefited by this agreement and the respective amounts receivable, in 16 annual installments to be adjusted by SELIC.

Companies	Balance receivable
Eletrobras	9,866
Chesf	9,866
Eletronorte	13,141
Furnas	63,065
Eletronuclear	43,674
Total	139,612

47.5. Resumption of works - Angra 3

In February 2022, the subsidiary Eletronuclear signed a service agreement that allows the resumption of the works of the Angra 3 Nuclear Power Plant, within the scope of the Critical Path Acceleration Plan between Eletronuclear and the consortium formed by Ferreira Guedes, Matrix and Adtranz. Among the main measures contained in the Plan is the completion of the concrete superstructure of the Angra 3 reactor building. Subsequently, a bidding procedure will be carried out to hire a company or consortium that will finalize the civil works and the electromechanical assembly of the plant.

47.6. Contract for the supply of wind turbines

In February 2022, the subsidiary CGT Eletrosul signed contracts with WEG S.A, through WEG Equipamentos Elétricos S.A, for the supply of 72 wind turbines of 4.2 MW, including logistics, assembly and commissioning, in addition to the operation and maintenance services, valued at approximately R$ 2,100,000. These wind turbines will be installed at Coxilha Negra Wind Farm, totaling 302.4 MW of installed capacity.

47.7. Rectification of the 2018 RAP Periodic Revisions

In February 2022, the ANEEL disclosed, through Technical Note No. 13/2022-SGT/ANEEL, the rectification of the results of the 2018 periodic reviews of the RAP of transmission concessionaires extended pursuant to Law No. 12,783/2013.

The financial differences related to the tariff cycles 2020/2021 and 2021/2022, depending on the rectification, will be considered in the 2022/2023 cycle.

The reflections of RAP’s revisions will be recorded in the accounts soon after ANEEL publishes the resolution for the 2022/2023 cycle, at which time the Company will know the outcome related to the definitive financial effects in its tariffs.

47.8. Russia vs Ukraine War

In February 2022, Russia began the invasion of Ukraine, starting the conflict between the two countries. In addition to the direct effects as a result of the fighting, the war naturally affects the economy, affecting the operations of companies that operate there and the global economy, leading to an increase in inflation. However, the Company currently does not rely on goods and services from entities located in the conflict region, for the fulfillment of its activities.

In September 2021, Eletronuclear and Russian state-owned atomic energy company Rosatom signed a non-binding memorandum of understanding to exchange information on new large-scale nuclear power plant projects. The agreement also includes data exchange on small modular terrestrial and floating reactors, nuclear fuel cycle, life cycle support of new plants, as well as life span and technological development related to the nuclear sector. The agreement does not cover any of the projects currently underway at Eletronuclear.

The memorandum cited is merely an instrument of cooperation and exchange of information, not implying any contractual or financial commitment to either party.

Considering the above reports, the Company estimates that the conflict in Ukraine will not impact its costs of acquiring nuclear fuel.

47.9. Arbitration of Santo Antonio Energia S.A. (SAESA)

On April 14, 2022, SAESA disclosed a material fact of a lawsuit for the execution of the arbitral award filed against the Company by Grupo Industrial do Complexo Rio Madeira (GICOM), in the amount of R$ 645 million, with which SAESA disagrees. As a result, SAESA filed a “pre-execution exception” appeal on April 11, 2022. Under this appeal, SAESA was granted a preliminary injunction suspending the term for voluntary payment of the debt until the arbitration tribunal hears the requests for clarification and/or the merits of SAESA’s motion are ruled by the court (whichever occurs first).

As a result of this execution action, on April 14, 2022, the parent company of SAESA, Madeira Energia S.A. - MESA, convened an Extraordinary General Meeting to deliberate on the Company’s capital increase to be contributed to Santo Antônio Energia S.A – SAESA.  The Extraordinary General Meeting took place on April 29, 2022 and approved the capital increase of MESA in the amount of up to R$ 1,582,551. The capital increase aims to cover the costs of the arbitral, and the capital contribution will be made within 30 days. Depending on whether the other partners will also subscribe to the capital increase, Eletrobras may obtain indirect control of the invested company MESA.

Eletrobras has recorded a provision for unsecured liabilities of R$ 705,864 related to the future contribution in proportion to its stake in the invested company as a legal obligation, under the IAS 28-Investments in Associates and Joint Ventures terms.